Submission	Aug. 28, 2025
Submission [Line Items]
Central Index Key	0001682662
Registrant Name	Peachtree Alternative Strategies Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A